Digital Assets (Tables)	12 Months Ended
Jun. 30, 2023
Digital Assets [Abstract]
Schedule of Additional Information about Digital Assets	The following table presents additional information about digital assets:
	June 30, 2023	June 30, 2022
Beginning balance	-	-
Receipt of digital assets from mining business	1,773,684	-
Other receipt		1,300,000
Lend out		(1,300,000)
Impairment loss	(185,290)	-
Ending balance	1,588,394	-